Restricted Deposits - Summary of Restricted Deposits (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Restricted Deposits [Line Items]
Total Restricted Deposits	₩ 1,310,402	₩ 1,288,589
Cash and cash equivalents
Restricted Deposits [Line Items]
Escrow accounts	2,912	0
Deposits for government project	30,586	22,286
Collateral provided for borrowings	250,346	264,813
Collateral provided for lawsuit	57	42
Deposits for transmission regional support program	8,626	5,921
Deposits for other business purposes	3,825	3,050
Short-term financial instruments
Restricted Deposits [Line Items]
Collateral provided for borrowings	1,000	11,745
Restriction on withdrawal related to 'win-win growth program' for small and medium enterprises	101,500	114,000
Non-Current financial assets at fair value through profit or loss
Restricted Deposits [Line Items]
Decommissioning costs of nuclear power plants	386,220	531,720
Long-term financial instruments
Restricted Deposits [Line Items]
Escrow accounts	1,603	70
Collateral provided for borrowings	21,745	0
Decommissioning costs of nuclear power plants	497,609	324,609
Guarantee deposits for banking accounts at oversea branches	18	333
Funds for developing small and medium enterprises	0	10,000
Other Non-current assets
Restricted Deposits [Line Items]
Deposits for other business purposes	₩ 4,355	₩ 0